UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2018

Date of reporting period: November 30, 2018

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

Innovation Shares NextGen Protocol ETF

Innovation Shares NextGen Vehicles & Technology ETF

Annual Report

November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (“Commission”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Innovation Shares

Table of Contents

Management Discussion of Fund Performance	1
Schedules of Investments	5
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	13
Report of Independent Registered Public Accounting Firm	27
Trustees and Officers of the Trust	28
Disclosure of Fund Expenses	31
Supplemental Information	32

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to the Funds’ securities, as well as information relating to how the Funds voted proxies relating to each Fund’s securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-833-466-6383; (ii) on the Funds’ website at www.innovationshares.com; and (iii) on the Commission’s website at http://www.sec.gov.

Innovation Shares

NextGen Protocol ETF

Management Discussion of Fund Performance

November 30, 2018 (Unaudited)

Dear Shareholders,

On behalf of the entire InnovationShares ETF team, we want to express our appreciation for the confidence you have placed in the InnovationShares NextGen Protocol ETF (“KOIN” or the “Fund”). The following information pertains to the fiscal period January 29, 2018 through November 30, 2018.

KOIN tracks the Innovation Labs NextGen Protocol Index which seeks to give investors access to companies that may benefit from a technology that has the potential to revolutionize the way global trade is conducted, data is secured, supply chains are managed, financial instruments are cleared and contracts are recorded. Blockchain is a new digital protocol for authentication and authorization that allows parties to bypass a centralized administrator. To give this basket a more defined framework, stocks are placed in one of four custom stakeholder categories in terms of how they relate to the theme: Cryptocurrency as Payment, Mining Enablers, Solutions Providers and Adopters.

The Fund began trading January 29, 2018 with a starting NAV at launch of $25.00 per share and ended the fiscal year end at $24.24 per share as of November 30, 2018.

Amazon Inc (ticker: AMZN) contributed the most positive performance to the Fund, while Nvidia (ticker: NVDA) was the largest detractor from overall performance.

We appreciate your investment in KOIN.

Sincerely,

J. Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

Innovation Shares

NextGen Vehicles & Technology ETF

Management Discussion of Fund Performance

November 30, 2018 (Unaudited)

Dear Shareholders,

On behalf of the entire InnovationShares ETF team, we want to express our appreciation for the confidence you have placed in the InnovationShares NextGen Vehicles and Technology ETF (“EKAR” or the “Fund”). The following information pertains to the fiscal period February 12, 2018 through November 30, 2018.

EKAR tracks the Innovation Labs NextGen Vehicles and Technology Index which is comprised of a basket of global stocks that have exposure to the theme of electric and self-driving/autonomous vehicles. Over the next decade, auto industry experts expect a dramatic production shift away from light vehicles powered by internal combustion engines to those propelled by electric batteries. Meanwhile, the world’s adoption of autonomous vehicles is being supported by a growing trend toward shared mobility, technological advancements and an evolving regulatory environment. To give this basket a more defined framework, stocks are placed in one of four custom stakeholder categories in terms of how they relate to the theme: Battery, OEMs, Suppliers and Semis & Software.

The Fund began trading February 12, 2018 with a starting NAV at launch of $25.00 per share and ended the fiscal year end at $20.95 per share as of November 30, 2018.

Apple Inc (ticker: AAPL) contributed the most positive performance to the Fund, while Continental AG (ticker: CON.GR) was the largest detractor from overall performance.

We appreciate your investment in EKAR.

Sincerely,

J. Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

Innovation Shares

NextGen Protocol ETF

Management Discussion of Fund Performance

November 30, 2018 (Unaudited)

Growth of a $10,000 Investment‡
(at Net Asset Value)‡

	CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2018
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Innovation Shares NextGen Protocol ETF	-3.04%	-3.08%
Innovation Shares NextGen Protocol Index	-2.45%	-2.45%
S&P 500 Index	-1.61%	-1.61%

‡ Unaudited * The Fund commenced operations on January 29, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.innovationshares.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500 Index proportionate to its market value.

Innovation Shares

NextGen Vehicles & Technology ETF

Management Discussion of Fund Performance

November 30, 2018 (Unaudited)

Growth of a $10,000 Investment‡
(at Net Asset Value)‡

	CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2018
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Innovation Shares NextGen Vehicles & Technology ETF	-16.20%	-15.76%
Innovation Shares NextGen Vehicles & Technology Index	-15.05%	-15.05%
S&P 500 Index	5.60%	5.60%

‡ Unaudited * The Fund commenced operations on February 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.innovationshares.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500 Index proportionate to its market value.

Innovation Shares

NextGen Protocol ETF

Schedule of Investments

November 30, 2018

Description	Shares	Fair Value
COMMON STOCK — 99.2%

Canada — 2.8%
Bank of Montreal	2,601	$193,994
Sun Life Financial	2,686	99,025
		293,019
China — 0.0%
Xunlei ADR*	680	3,454

Denmark — 1.2%
AP Moller - Maersk, Cl B	85	120,961

Finland — 0.8%
Fortum	3,689	76,896

France — 5.3%
BNP Paribas	5,661	284,428
Engie	11,288	158,738
Renault	1,513	106,297
		549,463
Germany — 4.2%
SAP	4,165	428,761

Hong Kong — 1.4%
Hong Kong Exchanges & Clearing	5,100	148,586

India — 1.7%
Infosys ADR(A)	17,493	172,481

Japan — 0.7%
GMO internet	300	3,936
HIS	300	10,106
SBI Holdings	600	13,612
Tokyo Electric Power Holdings*	6,800	41,261
		68,915
South Korea — 0.5%
Samsung SDS	255	44,587
Vidente*	612	5,323
		49,910

Description	Shares	Fair Value
Taiwan — 5.7%
Hon Hai Precision Industry	68,000	$158,733
Taiwan Semiconductor Manufacturing ADR	11,373	427,511
		586,244
United Kingdom — 4.5%
BP PLC	70,397	467,062

United States — 70.4%
Consumer Discretionary — 4.3%
Amazon.com*	255	430,993
Overstock.com(A)*	374	7,315
		438,308
Financials — 9.2%
American Express	3,298	370,267
CME Group, Cl A	1,360	258,509
GAIN Capital Holdings(A)	833	6,123
Goldman Sachs Group	1,632	311,206
		946,105
Industrials — 2.3%
FedEx	1,037	237,473

Information Technology — 54.6%
Accenture, Cl A	2,618	430,713
Advanced Micro Devices(A)*	2,584	55,039
Broadridge Financial Solutions	425	44,995
Check Point Software Technologies*	561	62,725
Cisco Systems	11,135	533,032
Intel	11,628	573,377
International Business Machines	3,383	420,405
Intuit	986	211,527
Mastercard, Cl A	2,329	468,292
Microsoft	4,454	493,904
MoneyGram International*	1,887	4,114
NVIDIA	1,972	322,284
Oracle	10,251	499,839
PayPal Holdings*	4,811	412,832
salesforce.com*	2,890	412,576
Square, Cl A*	1,394	97,357
Visa, Cl A	3,417	484,223
Xilinx	1,173	108,479
		5,635,713
		7,257,599

Total Common Stock (Cost $10,450,461)		10,223,351

MONEY MARKET — 0.6%
JP Morgan U.S. Government Money Market, Class L, 2.10%(B)	61,253	61,253
Total Money Market (Cost $61,253)		61,253

The accompanying notes are an integral part of the financial statements.

Innovation Shares

NextGen Protocol ETF

Schedule of Investments

November 30, 2018

Description	Par Amount	Fair Value
REPURCHASE AGREEMENT(C)(D) — 0.1%

NatWest Markets, PLC
2.270%, dated 11/30/2018, to be repurchased on 12/03/2018, repurchase price $7,408 (collateralized by various U.S. Treasury obligations, par values ranging from $703 to $1,630 0.125% to 4.750%, 04/15/2022 to 02/15/2048, with a total market value of $7,555)

Total Repurchase Agreement (Cost $7,407)	$7,407	$7,407

Total Investments – 99.9% (Cost $10,519,121)		$10,292,011

Percentages are based on Net Assets of $10,302,727.

*       Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

(A)  Certain securities or partial positions of certain securities are on loan at November 30, 2018 (see Note 6). The total market value of securities on loan at November 30, 2018 was $177,374.

(B)   The rate reported is the 7-day effective yield as of November 30, 2018.

(C)   Tri-Party Repurchase Agreement.

(D)  This security was purchased with cash collateral held from securities on loan (see Note 6). The total market value of such securities as of November 30, 2018 was $7,407.

The following is a list of the inputs used as of November 30, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$10,223,351	$—	$—	$10,223,351
Money Market	61,253			61,253
Repurchase Agreement	—	7,407	—	7,407
Total Investments in Securities	$10,284,604	$7,407	$—	$10,292,011

For the period ended November 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended November 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Innovation Shares

NextGen Vehicles & Technology ETF

Schedule of Investments

November 30, 2018

Description	Shares	Fair Value
COMMON STOCK — 98.8%

Australia — 0.5%
Alumina	2,406	$3,918
Mineral Resources	162	1,804
		5,722
Belgium — 0.8%
Umicore	202	8,764

Canada — 2.3%
Endeavour Mining*	106	1,321
First Quantum Minerals	666	6,113
Linamar	54	1,957
Magna International	300	14,967
		24,358
Chile — 0.9%
Sociedad Quimica y Minera de Chile ADR(A)	216	9,504

China — 4.2%
Baidu ADR*	232	43,681

France — 5.9%
Airbus	412	44,139
Renault	254	17,845
		61,984
Germany — 15.2%
Bertrandt	14	1,176
Continental	216	32,344
Daimler	802	45,126
Infineon Technologies	1,004	21,025
MAN	116	11,854
Siemens	408	47,304
		158,829
Hong Kong — 5.8%
BAIC Motor, Cl H	8,000	4,907
Geely Automobile Holdings	8,000	15,763
Great Wall Motor, Cl H	15,000	9,584

Description	Shares	Fair Value
Guangzhou Automobile Group, Cl H	12,000	$12,482
MMG*	8,000	3,966
Sinotruk Hong Kong	2,000	3,282
Zijin Mining Group, Cl H	28,000	10,555
		60,539
Italy — 1.3%
STMicroelectronics	922	13,519

Japan — 24.6%
Denso	600	27,725
Honda Motor	1,600	45,118
Mitsubishi Electric	1,800	23,746
Mitsui Mining & Smelting	100	2,284
Nissan Motor	3,400	29,772
Panasonic	2,200	22,562
Rohm	100	6,957
Sumitomo Chemical	1,400	7,595
Sumitomo Metal Mining	200	5,821
TDK	100	7,882
Toray Industries	1,400	10,977
Toyota Motor	900	53,921
Toyota Tsusho	200	6,905
Yaskawa Electric	200	6,235
		257,500
Norway — 0.8%
Norsk Hydro	1,804	8,492

Russia — 0.8%
Yandex, Cl A*	292	8,614

South Korea — 4.9%
Esmo*	70	472
Hyundai Mobis	66	10,628
Hyundai Motor	166	15,845
KEC	114	100
Kia Motors	278	7,564
L&F	24	775
LS Industrial Systems	20	922
PNE Solution*	8	83
Power Logics*	26	148
Samsung Electro-Mechanics	54	5,805
Samsung SDI	48	8,843
Sang-A Frontec, Cl A	12	122
		51,307
Sweden — 0.3%
Saab, Cl B	76	3,041

Switzerland — 3.0%
ABB*	1,538	31,103

Taiwan — 2.8%
Hon Hai Precision Industry	12,400	28,945

The accompanying notes are an integral part of the financial statements.

Innovation Shares

NextGen Vehicles & Technology ETF

Schedule of Investments

November 30, 2018

Description	Shares/Par Amount	Fair Value
United States — 24.7%
Communication Services — 4.7%
Alphabet, Cl A*	44	$48,825
Consumer Discretionary — 7.1%
Aptive PLC	224	16,106
Autoliv	82	7,045
Tesla*	140	49,067
Veoneer*	58	1,870
		74,088
Information Technology — 10.3%
Advanced Micro Devices*	366	7,796
Intel	1,124	55,424
Marvell Technology Group	456	7,346
NVIDIA	186	30,398
ON Semiconductor*	410	7,864
		108,828
Materials — 2.6%
Albemarle(A)	86	8,284
Eastman Chemical	116	9,143
FMC	110	9,101
		26,528
		258,269
Total Common Stock (Cost $1,274,231)		1,034,171

RIGHTS — 0.0%
Sweden — 0.0%
Saab AB, Expires 12/14/2018*	76	299

Total Rights (Cost $–)		299

Money Market — 0.9%
JP Morgan U.S. Government Money Market, Class L, 2.10%(B)	9,476	9,476
Total Money Market (Cost $9,476)		9,476

REPURCHASE AGREEMENT(C)(D) — 1.1%

HSBC Securities USA, Inc.
2.270%, dated 11/30/2018, to be repurchased on 12/03/2018, repurchase price $12,303 (collateralized by various U.S. Treasury obligations, par values ranging from $24 to $6,471, 0.000% to 3.000%, 8/15/2021 to 05/15/2037, with a total market value of $12,547)

Total Repurchase Agreement (Cost $12,301)	$12,301	12,301

Total Investments – 100.8% (Cost $1,296,008)		$1,056,247

Percentages are based on Net Assets of $1,047,584

*       Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

(A)  Certain securities or partial positions of certain securities are on loan at November 30, 2018 (see Note 6). The total market value of securities on loan at November 30, 2018 was $16,834.

(B)   The rate reported is the 7-day effective yield as of
November 30, 2018.

(C)   Tri-Party Repurchase Agreement.

(D)  This security was purchased with cash collateral held from securities on loan (see Note 6). The total market value of such securities as of November 30, 2018 was $12,301.

The following is a list of the inputs used as of November 30, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,034,171	$—	$—	$1,034,171
Rights	299	—	—	299
Money Market	9,476	—	—	9,476
Repurchase Agreement	—	12,301	—	12,301
Total Investments in Securities	$1,043,946	$12,301	$—	$1,056,247

For the period ended November 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended November 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Innovation Shares

Statements of Assets and Liabilities

November 30, 2018

	Innovation Shares NextGen Protocol ETF	Innovation Shares NextGen Vehicles & Technology ETF
Assets:
Investments and Repurchase Agreement at Cost	$10,519,121	$1,296,008
Cost of Foreign Currency	(20)	502
Investments at Fair Value*	$10,284,604	$1,043,946
Repurchase Agreements at Value	7,407	12,301
Foreign Currency at Value	—	500
Dividends Receivable	21,147	1,728
Reclaims Receivable	2,340	1,971
Total Assets	10,315,498	1,060,446

Liabilities:
Payable Upon Return on Securities Loaned	7,407	12,301
Advisory Fees Payable	5,345	561
Foreign Currency Payable	19	—
Total Liabilities	12,771	12,862

Net Assets	$10,302,727	$1,047,584

Net Assets Consist of:
Paid-in Capital	$10,439,088	$1,283,931
Total Distributable Earnings	(136,361)	(236,347)
Net Assets	$10,302,727	$1,047,584

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	425,000	50,000
Net Asset Value, Offering and Redemption Price Per Share	$24.24	$20.95

* Includes Market Value of Securities on Loan of $177,374 and $16,834, respectively.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Innovation Shares

Statements of Operations

For the period ended November 30, 2018

	Innovation Shares NextGen Protocol ETF(1)	Innovation Shares NextGen Vehicles & Technology ETF(2)
Investment Income:
Dividend Income	$147,372	$46,493
Interest Income	17	31
Income from Securities Lending	517	685
Less: Foreign Taxes Withheld	(7,235)	(5,346)
Total Investment Income	140,671	41,863

Expenses:
Advisory Fees	68,450	17,007
Less: Advisory Fee Waiver	(21,616)	(5,371)
Total Expenses	46,834	11,636
Net Investment Income	93,837	30,227

Net Realized Gain (Loss) on:
Investments(3)	411,828	(171,157)
Foreign Currency Transactions	(2,582)	(1,690)
Net Change in Unrealized (Depreciation):
Investments	(227,110)	(239,761)
Foreign Currency Translation	(256)	(116)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translation	181,880	(412,724)

Net Increase (Decrease) in Net Assets Resulting from Operations	$275,717	$(382,497)

(1) Commenced operations on January 29, 2018.

(2) Commenced operations on February 12, 2018

(3) Includes realized gains and losses as a result of in-kind transactions (See Note 4 in Notes to the Financial Statements).

The accompanying notes are an integral part of the financial statements.

Innovation Shares

Statements of Change in Net Assets

	Innovation Shares NextGen Protocol ETF	Innovation Shares NextGen Vehicles & Technology ETF
	Period ended November 30, 2018(1)	Period ended November 30, 2018(2)
Operations:
Net Investment Income	$93,837	$30,227
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(3)	409,246	(172,847)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translation	(227,366)	(239,877)
Net Increase (Decrease) in Net Assets Resulting from Operations	275,717	(382,497)

Capital Share Transactions:
Issued In-Kind	16,274,388	2,502,223
Redeemed	(6,247,378)	(1,072,142)
Increase in Net Assets from Capital Share Transactions	10,027,010	1,430,081
Total Increase in Net Assets	10,302,727	1,047,584
Net Assets:
Beginning of Period	—	—
End of Period	$10,302,727	$1,047,584
Share Transactions:
Issued In-Kind	675,000	100,000
Redeemed	(250,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	425,000	50,000

(1) Commenced operations on January 29, 2018.

(2) Commenced operations on February 12, 2018

(3) Includes realized gains and losses as a result of in-kind transactions (See Note 4 in Notes to the Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Innovation Shares

Financial Highlights

Selected Per Share Data & Ratios

For the Periods Ended November 30, 2018

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Loss on Investments		Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets(2)	Portfolio Turnover(3)
Innovation Shares NextGen Protocol ETF
2018(5)	$25.00	$0.27	$(1.03	)(4)	$(0.76)	$—	$—	$—	$24.24	$24.23	(3.04)%	$10,303	0.65%	0.95%	1.30%	66%
Innovation Shares NextGen Vehicles & Technology ETF
2018(6)	$25.00	$0.33	$(4.38)		$(4.05)	$—	$—	$—	$20.95	$21.06	(16.20)%	$1,048	0.65%	0.95%	1.69%	86%

*       Per share data calculated using average shares method.

(1)   Total return is for the period indicated and has not been annualized. The return does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(2)   Annualized.

(3)   Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

(4)   The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because the sales and repurchase of Fund shares in relation to the fluctuating market value of the Fund.

(5)   Commenced operations January 29, 2018.

(6)   Commenced operations February 12, 2018.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Innovation Shares

Notes to the Financial Statements

November 30, 2018

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company consisting of multiple investment portfolios. The financial statements herein are those of the Innovation Shares NextGen Protocol ETF and Innovation Shares NextGen Vehicles & Technology ETF (each a “Fund”, and collectively the “Funds”). The Innovation Shares NextGen Protocol ETF seeks to provide investment results that, before fees and expenses, track the performance of the Innovation Labs Blockchain Innovators Index. The Innovation Shares NextGen Vehicles & Technology ETF seeks to provide investment results that, before fees and expenses, track the performance of the Innovation Labs Next Generation Vehicles Index. Each Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. Penserra Capital Management, LLC (the “Sub-Adviser”), serves as the sub-adviser to the Funds. Innovation Shares NextGen Protocol ETF commenced operations on January 29, 2018 and Innovation Shares NextGen Vehicles & Technology ETF commenced operations on February 12, 2018.

Shares of the Funds are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Funds will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 25,000 shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities and/or cash constituting a substantial representation, or a representation of the securities on a Fund’s index. Once created, shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies ASC (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long securities and at the most recent ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will

Innovation Shares

Notes to the Financial Statements

November 30, 2018 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security will be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•     Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•     Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•     Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended November 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended November 30, 2018, there have been no significant changes to the Funds’ fair valuation methodologies.

Innovation Shares

Notes to the Financial Statements

November 30, 2018 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of Federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of November 30, 2018, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on their tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Funds’ policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

At November 30, 2018, the market value of the repurchase agreements outstanding for the Innovation Shares NextGen Protocol ETF and Innovation Shares Vehicles & Technology ETF were $7,407 and $12,301, respectively.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Innovation Shares

Notes to the Financial Statements

November 30, 2018 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Creation Units — The Funds issue and redeem shares (“Shares”) on a continuous basis at NAV and only in large blocks of at least 25,000 Shares (each block of Shares for the Funds is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500 and $1,300 for NextGen Protocol ETF and NextGen Vehicles &Technology ETF, respectively, per transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 and $1,300 for NextGen Protocol ETF and NextGen Vehicles & Technology ETF, respectively, per transaction. In addition to the fixed creation or redemption transaction fee, an additional creation transaction fee may be charged. The Adviser may retain all or portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of November 30, 2018:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Innovation Shares NextGen Protocol ETF	25,000	$500	$606,000	$500
Innovation Shares NextGen Vehicles & Technology ETF	25,000	1,300	523,750	1,300

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds at all or a portion of the applicable deposit securities. In these circumstances, the Funds may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balance with Authorized Participants for Deposit Security and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser“) is located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Adviser serves as investment adviser to the Trust, including the Funds, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Funds primarily in the form of oversight of the Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

Innovation Shares

Notes to the Financial Statements

November 30, 2018 (Continued)

3. AGREEMENTS (continued)

For the services it provides to the Funds, the Funds pay the Adviser a fee, which is calculated daily and paid monthly, at an annual rate as follows:

Innovation Shares NextGen Protocol ETF	0.95%[1]
Innovation Shares NextGen Vehicles & Technology ETF	0.95%[1]

1       The Adviser has contractually agreed to waive a portion of its Management Fee in an amount equal to 0.30% of average daily net assets through March 31, 2019, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time. The fees waived are non-recoupable.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

The Adviser has entered into a license agreement with Innovation Shares, LLC, the Fund’s index provider pursuant to which the Adviser pays a fee to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge.

Sub-Advisory Agreement

Penserra Capital Management, LLC, or the Sub-Advisor, is a New York limited liability company, located at 4 Orinda Way, Suite 100-A, Orinda, California 94563. The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly at an annual rate of the average daily net assets of each Fund as follows:

Innovation Shares NextGen Protocol ETF	0.05% on the first $500 million, 0.04% on next $500 million, 0.03% on assets greater than $1 billion, subject to a $20,000 annual minimum fee.

Innovation Shares NextGen Vehicles & Technology ETF	0.05% on the first $500 million, 0.04% on next $500 million, 0.03% on assets greater than $1 billion, subject to a $15,000 annual minimum fee.

The Sub-Adviser’s affiliated broker-dealer, Penserra Securities LLC (“Penserra Securities”), also holds a minority interest in the Sub-Adviser. The Fund may execute brokerage or other agency transactions through registered broker dealer affiliates of the Fund, the Adviser, the Sub-Adviser or the Distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and rules promulgated by the SEC. For the periods ended November 30, 2018, the Funds paid commissions to affiliated brokers in the amount of $228 for Innovation Shares NextGen Protocol ETF and $342 for Innovation Shares NextGen Vehicles and Technology ETF.

Distribution

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of Shares pursuant to an amended and restated Distribution Agreement dated November 10, 2011 (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent.

Innovation Shares

Notes to the Financial Statements

November 30, 2018 (Continued)

3. AGREEMENTS (continued)

The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the period ended November 30, 2018, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. The Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Funds pays these fees.

Certain officers of the Trust are also employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the period ended November 30, 2018, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Innovation Shares NextGen Protocol ETF	$6,097,369	$5,427,753
Innovation Shares NextGen Vehicles & Technology ETF	1,848,786	1,855,425

There were no purchases or sales of long-term U.S. Government securities by the Funds.

For the period ended November 30, 2018, there were in-kind transactions associated with creations and redemptions:

	Purchases	Sales	Net Realized Gain/Loss
Innovation Shares NextGen Protocol ETF	$15,511,257	$6,142,231	$412,078
Innovation Shares NextGen Vehicles & Technology ETF	2,412,312	960,285	(146,150)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, in the period that the differences arise.

Innovation Shares

Notes to the Financial Statements

November 30, 2018 (Continued)

5. TAX INFORMATION (continued)

Accordingly, the following permanent differences primarily attributable to redemptions in-kind, passive foreign investment company and currency have been reclassified within the components of net assets for the period ended November 30, 2018:

	Distributable Earnings/(Losses)*
	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Innovation Shares NextGen Protocol ETF	$(2,582)	$(409,496)	$412,078
Innovation Shares NextGen Vehicles & Technology ETF	206	145,944	(146,150)

*      The reporting simplification amendments to Regulation S-X simplifies the reporting requirements for Registered Investment Companies by combining the components of net assets attributable to Undistributed Net Investment Income, Accumulated Net Realized Gain/(Loss), and Unrealized Gain/(Loss) to one line item “Total Distributable Earnings/(Loss)”. The table above provides the tax characteristics of distributable earnings/(loss) which are included in Total Distributable Earnings/(Loss).

These reclassifications have no impact on net assets or net asset value per share.

As of November 30, 2018, the components of distributable earnings on a tax basis were as follows:

	Innovation Shares NextGen Protocol ETF	Innovation Shares NextGen Vehicles & Technology ETF
Undistributed Ordinary Income	$127,741	$30,433
Capital Loss Carryforwards	—	(1,906)
Post October Losses	—	(20,118)
Unrealized Depreciation	(264,102)	(244,756)
Total Distributable Earnings	$(136,361)	$(236,347)

Post-October capital losses represent losses realized on investment transactions from inception date through November 30, 2018 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Fund is permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of November 30, 2018, the Funds have the following capital/loss carry forwards to offset capital gains for an unlimited period:

	Short-Term	Long-Term	Total Capital Loss Carryforwards
Innovation Shares NextGen Vehicles & Technology ETF…	$1,906	$—	$1,906

For federal income tax purposes, the cost of investments owned at November 30, 2018, and the net realized gains or losses on investments sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for federal income tax purposes in the current period and have been deferred for use in future years, as well as passive foreign investment company adjustments. The

Innovation Shares

Notes to the Financial Statements

November 30, 2018 (Continued)

5. TAX INFORMATION (continued)

federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2018, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Innovation Shares NextGen Protocol ETF	$10,555,857	$428,435	$(692,537)	$(264,102)
Innovation Shares NextGen Vehicles & Technology ETF	1,300,887	14,568	(259,324)	(244,756)

6. SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with the Bank of New York Mellon (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Funds (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADR’) and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Funds that might occur during the term of the loan would be for the account of the Funds.

Cash collateral received in connection with securities lending is invested in repurchase agreements by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits the Funds, under certain circumstances such as an event of default, to offset amounts payable by the Funds to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Funds.

The following is a summary of securities lending agreements held by the Innovation Shares NextGen Protocol ETF and the Innovation Shares NextGen Vehicles & Technology ETF, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of November 30, 2018:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-cash Collateral Received*	Net Amount
Innovation Shares NextGen Protocol ETF	$177,374	$7,407	$169,967	$—
Innovation Shares NextGen Vehicles & Technology ETF	16,834	12,301	4,533	—

*       The amount of collateral reflected in the table does not include any over-collaterization received by the Funds.

Innovation Shares

Notes to the Financial Statements

November 30, 2018 (Continued)

6. SECURITIES LENDING (continued)

The value of loaned securities and related collateral outstanding at November 30, 2018 are shown in the Schedule of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of November 30, 2018, the cash collateral was invested in Repurchase Agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of November 30, 2018

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Innovation Shares NextGen Protocol ETF
Repurchase Agreements	$7,407	$—	$—	$—	$7,407
U.S. Government Securities	—	—	80,592	93,499	174,091
Total	$7,407	$—	$80,592	$93,499	$181,498

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Innovation Shares NextGen Vehicles & Technology ETF
Repurchase Agreements	$12,301	$—	$—	$—	$12,301
U.S. Government Securities	—	15	234	4,669	4,919
Total	$12,301	$15	$234	$4,669	$17,220

7. RISKS OF INVESTING IN THE FUNDS

As with all ETFs, a shareholder of each of the Funds is subject to the risk that his or her investment could lose money. Each of the Funds is subject to the principal risks noted below, any of which may adversely affect the Funds’ NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk.

The Funds have a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem Shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Commodity-Linked Security Risk

Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Common Stock Risk

Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Innovation Shares

Notes to the Financial Statements

November 30, 2018 (Continued)

7. RISKS OF INVESTING IN THE FUNDS (continued)

Concentration Risk

From time to time, the Funds may invest a significant percentage of their assets in issuers in a single industry (or the same group of industries) or sector of the economy. To the extent each Funds’ investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, the Funds may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if the Funds’ investments were more broadly diversified.

Currency Exchange Rate Risk

The Funds invest in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investment and the value of your Shares. Because the Funds’ NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Funds invests depreciates against the U.S. dollar, even if the value of the Funds’ holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Funds may change quickly and without warning and you may lose money.

Depositary Receipt Risk

ADRs and GDRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Funds being unable to buy or sell certain securities or financial instruments. In such circumstances, the Funds may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk

Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. An investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers.

Foreign Securities Risk

Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

Innovation Shares

Notes to the Financial Statements

November 30, 2018 (Continued)

7. RISKS OF INVESTING IN THE FUNDS (continued)

Geographic Investment Risk

To the extent the Funds invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Geopolitical Risk

Some countries and regions in which the Funds invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Index Tracking Risk

The Funds returns may not match or achieve a high degree of correlation with the return of the Index.

Issuer-Specific Risk

Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large Capitalization Risk

Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Market Risk

The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Methodology Risk

The Funds seek to track the performance of stocks of companies selected using a proprietary categorization and ranking Methodology developed by the Index Creator. No assurance can be given that stocks of innovators of companies selected according to the Methodology will outperform stocks of other companies. Moreover, there is no guarantee that the Methodology will generate or produce the intended results.

Mid-Capitalization Risk

The mid-capitalization companies in which the Funds invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Innovation Shares

Notes to the Financial Statements

November 30, 2018 (Continued)

7. RISKS OF INVESTING IN THE FUNDS (continued)

New Fund Risk

As new funds, there can be no assurance that each Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Funds’ distributor does not maintain a secondary market in the Shares.

Next Generation Vehicles Risk

Next Generation Vehicles are a relatively new development and there can be no assurance that they will be widely adopted by the general public. Companies engaged in activities related to Next Generation Vehicles may be sensitive to risks associated with emerging technology companies, which include, but are not limited to, small or limited markets for securities of such companies, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. These companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Operational Risk

The Funds and their service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Funds. Although the Funds and their service providers seek to mitigate these operational risks through their internal controls and operational risk management processes, these measures may not identify or may be inadequate to address all such risks.

Passive Investment Risk

The Funds are not actively managed. Therefore, unless a specific security is removed from a Fund’s Index, or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology, such Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from a Fund’s Index, such Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in a Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of Fund Shares will decline, more or less, in correspondence with any decline in value of the Index. An Index may not contain the appropriate mix of securities for any particular point in the business cycle of the overall economy, particular economic sectors, or narrow industries within which the commercial activities of the companies comprising the portfolio securities holdings of each Fund are conducted, and the timing of movements from one type of security to another in seeking to sample the Index could have a negative effect on a Fund. Unlike other funds that select investments based on analyses of financial or other information relating to companies, the economy or markets, each Fund, like other sector-focused or other narrowly-focused index funds, invests in companies included in its Index in accordance with its investment objective of tracking the performance of its Index. There can be no assurance that an investment in such companies would not underperform the broader market or investments with a different focus. A Fund should not be considered a complete investment program. Unlike with an actively managed fund, the Sub-Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, a Fund’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Innovation Shares

Notes to the Financial Statements

November 30, 2018 (Continued)

7. RISKS OF INVESTING IN THE FUNDS (continued)

Sector Focus Risk.

Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time based on the composition of its Index, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Funds may have exposure over time and should not be relied on as such.

Consumer Discretionary Sector Risk. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

Financial Sector Risk (Innovation Shares NextGen Protocol ETF). Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Materials Sector Risk (Innovation Shares NextGen Vehicles & Technology ETF). Many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

Technology Sector Risk. Each Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of each Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, the loss of patent, copyright and trademark protections, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Tracking Stock Risk

Many of the risks of investing in common stock are applicable to tracking stock. Tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. Therefore, tracking stock may

Innovation Shares

Notes to the Financial Statements

November 30, 2018 (Concluded)

7. RISKS OF INVESTING IN THE FUNDS (continued)

decline in value even if the common stock of the larger company increases in value. In addition, holders of tracking stock may not have the same rights as holders of the company’s common stock.

Trading Risk

Although the Shares of each Fund are or will be listed for trading on a listing exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Secondary market trading in Fund Shares may be halted by a listing exchange because of market conditions or for other reasons. In addition, trading in Fund Shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the Shares of a Fund will continue to be met or will remain unchanged.

8. OTHER

At November 30, 2018, the records of the Trust reflected that 100% of Innovation Shares NextGen Protocol ETF and Innovation Shares NextGen Vehicles & Technology ETF total Shares outstanding were held by four and one Authorized Participants, respectively, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

9. New Accounting Pronouncements

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statements of Changes in Net Assets.

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

On December 24, 2018 the Innovation Shares NextGen Protocol ETF and Innovation Shares NextGen Vehicles & Technology ETF declared a distribution payable of $0.213956 and $0.626540 per share of ordinary income, respectively. In addition, the Innovation Shares NextGen Protocol ETF Fund declared $0.084669 per share of short-term capital gains to shareholders of record on December 26, 2018, and payable on December 31, 2018.

Innovation Shares

Report of Independent Registered Public Accounting Firm

To the Shareholders of Innovation Shares NextGen Protocol ETF and
Innovation Shares NextGen Vehicles & Technology ETF and
Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Innovation Shares NextGen Protocol ETF and Innovation Shares NextGen Vehicles & Technology ETF (the “Funds”), each a series of Exchange Traded Concepts Trust, as of November 30, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period January 29, 2018 (commencement of operations) through November 30, 2018 for Innovation Shares NextGen Protocol ETF and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period February 12, 2018 (commencement of operations) through November 30, 2018 for Innovation Shares NextGen Vehicles & Technology ETF (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2018, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 29, 2019

Innovation Shares

Trustees and Officers of the Trust

November 30, 2018 (Unaudited)

The following charts list Trustees and Officers as of November 30, 2018.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Advisor or the Administrator.

Set forth below is information about the Trustees of the Trust. The address of each Trustee of the Fund is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees. The SAI may be obtained without charge by calling 833-466-6383.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen By Trustee	Other Directorships held by Trustee During Past 5 Years
Interested Trustee
J. Garrett Stevens (1981)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to present — Investment Advisor/Vice President; Exchange Traded Concepts Trust, 2009 to 2011 to Chief Executive Officer and Secretary, 2011 to present — President; Exchange Traded Concepts, LLC, 2009 to present — Chief Executive Officer; Exchange Listed Funds Trust, 2012 to present — President	11	Trustee—ETF Series Solutions, 2012 to 2014
Independent Trustee
David M. Mahle (1944)	Trustee	Since 2011	Jones Day, 2012 to 2015 — Consultant; Jones Day, 2008 to 2011 — Of Counsel; Jones Day, 1988 to 2008 — Partner; Simplon International Ltd., 2012 to present — Director; Tuxedo Club, 2014 to present — Governor	19	Exchange Listed Funds Trust (8) — Trustee, Source ETF Trust 2014 to 2015 — Trustee

(1)     Each officer serves at the pleasure of the Board of Trustees.

Innovation Shares

Trustees and Officers of the Trust

November 30, 2018 (Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen By Trustee	Other Directorships held by Trustee During Past 5 Years
Interested Trustees
Timothy J. Jacoby (1952)	Trustee	Since 2014	Deloitte & Touche LLP, 2000 to 2014 ─ Senior Partner.	19	Exchange Listed Funds Trust (8) — Trustee; Source ETF Trust, 2014 to 2015 — Trustee; Edward Jones Money Market Fund — Trustee
Kurt Wolfgruber (1950)	Trustee	Since 2012	Amherst Asset Management, 2010 to present — Independent Advisor; Oppenheimer Funds, Inc., 2007 to 2009 — President.	19	New Mountain Finance Corp. — Director; Exchange Listed Funds Trust (8) —Trustee; Source ETF Trust, 2014 to 2015 — Trustee
Mark Zurack (1957)	Trustee	Since 2011	Columbia Business School, 2002 to present — Professor.	11	AQR Funds (49) — Trustee; Source ETF Trust, 2014 to 2015 — Trustee

(1)    Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)    The Fund Complex includes each series of the Trust and of Exchange Listed Funds Trust.

Innovation Shares

Trustees and Officers of the Trust

November 30, 2018 (Unaudited) (Concluded)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, Richard Hogan, and James J. Baker is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120; the address of Eric Kleinschmidt is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456; and the address of Joseph Scavetti is Cipperman Compliance Services, 480 E. Swedesford Road, Suite 300, Wayne, PA 19087.

Name, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
J. Garrett Stevens (1981)	Trustee and President	Trustee (Since 2009); President (Since 2011)

T.S. Phillips Investments, Inc., 2000 to present — Investment Advisor/Vice President; Exchange Traded Concepts Trust, 2009 to 2011 — Chief Executive Officer and Secretary, 2011 to present — President; Exchange Traded Concepts, LLC, 2009 to present — Chief Executive Officer; Exchange Listed Funds Trust, 2012 to present — President

Richard Hogan (1963)	Secretary	Since 2011

Exchange Traded Concepts, LLC, 2011 to present — Director; Private Investor — 2003 to present; Exchange Traded Concepts Trust, 2011 to present — Secretary; Exchange Listed Funds Trust, 2001 to present — Trustee and Secretary; Peconic Land Trust, 2012 to present — Board Member and Treasurer; Yorkville ETF Advisors, 2011 to 2016 — Managing Member

James J. Baker Jr. (1951)	Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011 to present — Managing Partner; Yorkville ETF Advisors, 2012 to 2016 — Managing Partner; Goldman Sachs, 2000 to 2011 — Vice President
Eric Kleinschmidt (1968)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Funds Services, 2004 to present
Joseph Scavetti (1968)	Chief Compliance Officer	Since 2018	Palladiem, LLC, 2011 to 2018 — Chief Operating Officer

(1)     Each officer serves at the pleasure of the Board of Trustees.

Innovation Shares

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, dividend expense on securities sold short, and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2018 to November 30, 2018).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return.This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Annualized Expense Ratios	Expenses Paid During Period(1)
Innovation Shares NextGen Protocol ETF
Actual Fund Return	$1,000.00	$981.00	0.65%	$3.23
Hypothetical 5% Return	$1,000.00	$1,021.80	0.65%	$3.29
Innovation Shares NextGen Vehicles & Technology ETF
Actual Fund Return	$1,000.00	$837.00	0.65%	$2.99
Hypothetical 5% Return	$1,000.00	$1,021.80	0.65%	$3.29

(1)     Expenses are equal to the Fund’s annualized expense ratio (including broker expense) multiplied by the average account value over the period, multiplied 183/365 (to reflect the one-half year period shown).

Innovation Shares

Supplemental Information

(Unaudited)

NAV is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of a Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.innovationshares.com.

 THIS PAGE INTENTIONALLY LEFT BLANK

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Sub-Adviser:

Penserra Capital Management LLC

4 Orinda Way

Suite 100-A

Orinda, CA 94563

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds described.

INN-AR-001-0100

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$73,000	N/A	N/A	$80,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$16,000	N/A	N/A	$21,500	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2018	2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)        Not Applicable.

(g)       The aggregate non-audit fees and services billed by Cohen for the fiscal years 2018 and 2017 were $16,000 and $21,500, respectively.

(h)       During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 7, 2019

By	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: February 7, 2019